FAIR VALUE MEASUREMENTS (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CARRYING AMOUNT
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 5,903.7	$ 6,619.8
FAIR VALUE
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 6,488.8	$ 6,885.3